CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 744	$ 318
Restricted cash	168	184
Marketable securities	416	333
Accounts receivables, net	1,042	917
Amount due from related party	101	293
Other current assets	363	309
Total current assets	2,834	2,354
Non-current assets
Investment in associated companies	140	509
Marketable securities	666	0
Newbuildings	3,419	1,882
Drilling units	17,193	12,894
Goodwill	1,200	1,320
Restricted cash	150	218
Deferred tax assets	37	13
Equipment	49	40
Other non-current assets	612	402
Total non-current assets	23,466	17,278
Total assets	26,300	19,632
Current liabilities
Current portion of long-term debt	1,566	2,066
Trade accounts payable	90	72
Deferred tax liabilities	0	6
Short-term debt to related party	55	131
Other current liabilities	2,114	1,338
Total current liabilities	3,825	3,613
Non-current liabilities
Long-term debt	11,900	8,695
Long-term debt due to related parties	1,415	935
Deferred tax liabilities	60	77
Other non-current liabilities	898	288
Total non-current liabilities	14,273	9,995
Commitments and contingencies	0	0
Equity
Common shares of par value $2.00 per share: 800,000,000 shares authorized 468,978,492 outstanding at December 31, 2013 (December 31 2012: 469,178,074)	938	938
Additional paid in capital	2,641	2,332
Contributed surplus	1,956	1,956
Accumulated other comprehensive income	528	194
Retained earnings	1,449	83
Non-controlling interest	690	521
Total equity	8,202	6,024
Total liabilities and equity	$ 26,300	$ 19,632